BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	$ 14	$ 192
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	$ 66	$ 45